Nature of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 07, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2025	Apr. 02, 2025	Dec. 31, 2024
Nature of Operations [Line Items]
Net proceeds	$ 68,250				$ 75,000
Underwriting discounts and commissions	$ 6,750
Accumulated deficit		$ (246,526)		(246,526)				$ (225,012)
Operating losses		$ (12,510)	$ (7,921)	(21,203)	(17,552)
Cash flow from operating activities				$ (3,870)	$ (15,663)
Israel [Member]
Nature of Operations [Line Items]
Percentage of tariffs							17.00%
Israel [Member] | Subsequent Event [Member]
Nature of Operations [Line Items]
Percentage of tariffs						15.00%
France [Member]
Nature of Operations [Line Items]
Percentage of tariffs							20.00%
France [Member] | Subsequent Event [Member]
Nature of Operations [Line Items]
Percentage of tariffs						15.00%
IPO [Member]
Nature of Operations [Line Items]
Sold shares (in Shares)	4,411,765
Price per share (in Dollars per share)	$ 17